Schedule of Investments (unaudited) October 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Guam — 0.6%

Utilities — 0.6%
Guam Government Waterworks Authority, RB, Series A, 5.00%, 01/01/50	$1,930	$2,277,937

New Jersey — 112.0%

Corporate — 3.5%
New Jersey Economic Development Authority, RB
Series A, (NPFGC), 5.25%, 07/01/25(a)	415	485,708
Series A, AMT, 5.63%, 11/15/30	1,730	1,895,585
Series B, AMT, 5.63%, 11/15/30	5,000	5,478,570
New Jersey Economic Development Authority, Refunding RB
3.38%, 04/01/38	1,810	1,866,507
3.50%, 04/01/42	1,355	1,391,189
Series A, AMT, 2.20%, 10/01/39(b)	2,130	2,227,693

		13,345,252
County/City/Special District/School District — 18.2%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	2,280	2,522,371
5.25%, 11/01/44	12,000	13,069,932
City of Bayonne New Jersey, Refunding GO, (BAM, SAW), 5.00%, 07/01/26(c)	4,190	5,021,702
County of Mercer New Jersey, Refunding GO, 2.38%, 02/15/30	1,400	1,480,905
County of Middlesex New Jersey, Refunding COP, 5.00%, 10/15/31	2,840	3,274,310
Essex County Improvement Authority, RB, (GTD), 4.00%, 11/01/49	465	517,002
Essex County Improvement Authority, Refunding RB
(NPFGC GTD), 5.50%, 10/01/28	4,540	5,881,456
(NPFGC GTD), 5.50%, 10/01/29	8,505	11,268,955
Ewing Township Board of Education, GO
(SCH BD RES FD), 4.00%, 07/15/38	1,190	1,378,723
(SCH BD RES FD), 4.00%, 07/15/39	1,090	1,261,630
Gloucester County Improvement Authority, RB
(BAM), 4.00%, 07/01/46	375	432,731
(BAM), 4.00%, 07/01/51	520	599,201
Hudson County Improvement Authority, RB, 4.00%, 10/01/51	700	798,571
Mercer County Improvement Authority, RB, 5.00%, 09/01/40	2,480	2,841,068
Middlesex County Improvement Authority, RB,
Series B, 6.25%, 01/01/37(d)(e)	2,350	47,000
Monmouth County Improvement Authority, RB
Series B, (GTD), 4.00%, 12/01/37	500	593,884
Series B, (GTD), 4.00%, 12/01/38	510	604,097
Monroe Township Board of Educationddlesex County, Refunding GO, (SCH BD RES FD), 5.00%, 03/01/25(c)	2,750	3,162,593
New Jersey Economic Development Authority, RB
Series QQQ, 4.00%, 06/15/50	1,655	1,860,677
Series B, AMT, 6.50%, 04/01/31	4,310	4,875,511

Security	Par (000)	Value
County/City/Special District/School District (continued)
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	$4,750	$5,237,288
Union County Improvement Authority, RB, (GTD), 5.00%, 05/01/22(c)	2,320	2,375,358
Union County Utilities Authority, Refunding RB,
Series A, AMT, (GTD), 5.25%, 12/01/31	670	672,566

		69,777,531

Education — 20.2%
Atlantic County Improvement Authority, RB, Series A,
(AGM), 4.00%, 07/01/46	950	1,032,205
Clifton Board Of Education GO
(AGM), 2.25%, 08/15/45	2,725	2,580,458
(AGM), 2.25%, 08/15/46	2,725	2,561,435
New Jersey Economic Development Authority, RB
6.00%, 10/01/33	4,600	5,021,558
Series A, 5.00%, 07/01/27(f)	330	360,442
Series A, 5.13%, 11/01/29(f)	150	167,707
Series A, 5.25%, 07/01/37(f)	1,030	1,128,733
Series A, 5.00%, 07/01/38	160	188,298
Series A, 6.25%, 11/01/38(f)	440	517,064
Series A, 5.00%, 07/01/47	440	467,976
Series A, 5.38%, 07/01/47(f)	1,685	1,828,062
Series A, 5.00%, 12/01/48	4,475	5,230,912
Series A, 5.00%, 06/15/49(f)	970	1,048,308
Series A, 5.00%, 07/01/50	410	474,691
Series A, 6.50%, 11/01/52(f)	2,490	2,899,991
Series A, 5.00%, 06/15/54(f)	730	785,877
Series A, 5.25%, 11/01/54(f)	1,805	1,907,174
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/01/37	2,280	2,708,724
Series A, 4.25%, 09/01/27(f)	210	228,457
Series A, 5.63%, 08/01/34(f)	630	660,466
Series A, 5.00%, 09/01/37(f)	805	899,781
Series A, 5.88%, 08/01/44(f)	1,070	1,119,199
Series A, 6.00%, 08/01/49(f)	555	580,569
Series A, 5.13%, 09/01/52(f)	1,700	1,877,160
New Jersey Educational Facilities Authority, RB
Series A, 5.00%, 07/01/45	1,075	1,305,773
Series C, (AGM), 3.25%, 07/01/49	475	503,894
Series C, (AGM), 4.00%, 07/01/50	400	455,500
New Jersey Educational Facilities Authority, Refunding RB
Series A, (BAM), 5.00%, 07/01/28	915	1,080,767
Series A, 5.00%, 07/01/44	10,960	12,087,093
Series A, 4.00%, 07/01/47	955	1,038,078
Series B, 5.00%, 07/01/42	690	708,003
Series D, 5.00%, 07/01/38	500	533,282
New Jersey Higher Education Student Assistance Authority, RB
Series 1A, AMT, 5.00%, 12/01/22	915	961,239
Sub-Series C, AMT, 4.00%, 12/01/48	1,450	1,567,111
New Jersey Higher Education Student Assistance Authority, Refunding RB
1st Series, AMT, 5.75%, 12/01/29	2,205	2,212,894

1

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
New Jersey Higher Education Student Assistance Authority, Refunding RB (continued)
Series B, AMT, 3.00%, 12/01/32	$2,730	$2,835,782
Sub-Series C, AMT, 3.63%, 12/01/49	1,925	1,943,990
New Jersey Institute of Technology, RB
Series A, 5.00%, 07/01/22(c)	2,455	2,533,049
Series A, 5.00%, 07/01/40	3,000	3,435,288
Series A, 5.00%, 07/01/45	4,500	5,129,190
Newark Board of Education, Refunding GO
Sustainability Bonds, (BAM), 5.00%, 07/15/28	160	199,114
Sustainability Bonds, (BAM), 5.00%, 07/15/29	160	202,575
Sustainability Bonds, (BAM), 5.00%, 07/15/30	165	212,310
Sustainability Bonds, (BAM), 5.00%, 07/15/31	200	261,694
Sustainability Bonds, (BAM), 5.00%, 07/15/32	210	274,136
Sustainability Bonds, (BAM), 5.00%, 07/15/33	250	324,100
Sustainability Bonds, (BAM), 4.00%, 07/15/34	215	256,630
Sustainability Bonds, (BAM), 4.00%, 07/15/35	215	254,978
Sustainability Bonds, (BAM), 4.00%, 07/15/36	215	253,874
Sustainability Bonds, (BAM), 4.00%, 07/15/37	225	264,864
Sustainability Bonds, (BAM), 3.00%, 07/15/42	215	227,353

		77,337,808

Health — 6.3%
Camden County Improvement Authority, Refunding RB,
5.00%, 02/15/34	590	643,374
New Jersey Economic Development Authority, Refunding RB
5.00%, 01/01/34	555	636,075
5.00%, 01/01/39	555	626,731
New Jersey Health Care Facilities Financing Authority RB
2.38%, 07/01/46	2,240	2,132,254
3.00%, 07/01/51	1,135	1,183,381
New Jersey Health Care Facilities Financing Authority, RB
5.00%, 07/01/42	1,685	1,978,111
4.00%, 07/01/44	2,755	3,087,024
Series A, 5.50%, 07/01/43	2,400	2,588,952
New Jersey Health Care Facilities Financing Authority, Refunding RB
5.00%, 07/01/34	860	1,018,435
5.00%, 07/01/39	2,530	2,971,146
4.00%, 07/01/41	1,400	1,567,367
Series A, 4.00%, 07/01/43	1,635	1,808,769
Series A, 5.00%, 07/01/43	3,305	3,899,077

		24,140,696

Housing — 3.4%
New Jersey Housing & Mortgage Finance Agency, RB,S/F Housing
Series H, 2.15%, 10/01/41	1,360	1,284,772
Series H, 2.30%, 10/01/46	1,020	947,854
Series H, 2.40%, 04/01/52	1,020	945,741
New Jersey Housing & Mortgage Finance Agency,
Refunding RB, M/F Housing
Series A, (HUD SECT 8), 2.45%, 11/01/45	385	373,207
Series A, 4.00%, 11/01/48	305	328,248
Series A, (HUD SECT 8), 2.55%, 11/01/50	350	336,826
Series A, 4.10%, 11/01/53	180	192,935
Series A, (HUD SECT 8), 2.63%, 11/01/56	350	336,639

Security	Par (000)	Value

Housing (continued)
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing (continued)
Series D, AMT, 4.25%, 11/01/37	$1,260	$1,354,923
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing
Series A, 3.75%, 10/01/35	2,395	2,645,457
Series E, 2.25%, 10/01/40	1,210	1,207,302
Series E, 2.40%, 10/01/45	935	936,799
Newark Housing Authority Scholarship Foundation A New Jersey Non, RB, M/F Housing,
Series A, 5.00%, 12/01/30	2,000	2,178,420

		13,069,123

State — 19.4%
Garden State Preservation Trust, RB, CAB(g)
Series B, (AGM), 0.00%, 11/01/23	1,460	1,438,450
Series B, (AGM), 0.00%, 11/01/26	6,000	5,606,154
Series B, (AGM), 0.00%, 11/01/27	4,000	3,652,784
Series B, (AGM), 0.00%, 11/01/28	4,540	4,041,517
New Jersey Economic Development Authority, RB
4.00%, 06/15/49	2,380	2,658,791
Series A, (NPFGC), 5.25%, 07/01/25	3,450	3,998,136
Series A, (NPFGC), 5.25%, 07/01/26	1,000	1,191,285
Series B, 5.00%, 06/15/35	3,750	4,564,594
Series B, 5.00%, 06/15/43	2,235	2,685,560
Series EEE, 5.00%, 06/15/43	4,450	5,367,737
New Jersey Economic Development Authority, Refunding RB
(AGM), 5.00%, 06/15/22	3,690	3,787,353
5.00%, 06/15/26	1,250	1,281,566
5.00%, 06/15/28	975	995,451
5.00%, 06/15/29	2,260	2,316,660
4.00%, 07/01/46	2,255	2,524,094
Series N-1, (AMBAC), 5.50%, 09/01/26	600	725,605
Sub-Series A, 5.00%, 07/01/33	1,175	1,382,458
Sub-Series A, 4.00%, 07/01/34	1,270	1,402,554
New Jersey Educational Facilities Authority, RB,
Series A, 5.00%, 09/01/32	4,000	4,460,400
South Jersey Port Corp., ARB, Series B, AMT, 5.00%, 01/01/48	7,620	8,689,635
State of New Jersey, GO
2.00%, 06/01/32	1,500	1,471,868
2.00%, 06/01/37	2,600	2,459,285
Series A, 4.00%, 06/01/32	5,980	7,323,281

		74,025,218

Tobacco — 7.0%
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	7,000	8,237,670
Series A, 5.25%, 06/01/46	1,595	1,909,148
Sub-Series B, 5.00%, 06/01/46	14,375	16,545,912

		26,692,730

Transportation — 29.6%
New Jersey Economic Development Authority, RB
AMT, (AGM), 5.00%, 01/01/31	1,000	1,085,436
AMT, 5.38%, 01/01/43	15,780	17,309,224
New Jersey Economic Development Authority,
Refunding ARB, AMT, 5.00%, 10/01/37	2,750	3,200,425
New Jersey Transportation Trust Fund Authority
Refunding RB, Series A, 4.00%, 06/15/36	2,110	2,451,172

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, RB
Series A, 5.00%, 06/15/30	$2,000	$2,339,814
Series A, 5.00%, 06/15/42	6,885	7,073,195
Series AA, 5.00%, 06/15/38	9,490	10,455,997
Series AA, 5.50%, 06/15/39	8,205	8,811,489
Series AA, 5.25%, 06/15/41	5,000	5,701,685
Series AA, 4.00%, 06/15/50	6,100	6,796,724
Series B, 5.00%, 06/15/33	1,110	1,356,952
Series BB, 4.00%, 06/15/50	2,690	2,990,174
New Jersey Transportation Trust Fund Authority, RB, CAB(g)
Series C, (AGM), 0.00%, 12/15/32	5,250	4,132,411
Series C, (AMBAC), 0.00%, 12/15/35	4,140	3,010,575
New Jersey Transportation Trust Fund Authority,Refunding RB
4.00%, 12/15/39	1,000	1,130,861
Series A, 5.00%, 06/15/26	300	354,117
Series A, 5.00%, 06/15/31	6,040	7,115,147
Series A, 5.00%, 06/15/32	500	646,027
Series A, 5.00%, 12/15/32	3,530	4,320,448
Series A, 4.00%, 06/15/34	1,500	1,773,394
Series A, 4.00%, 06/15/35	2,300	2,686,230
Series A, 5.00%, 12/15/35	905	1,100,453
Series A, 5.00%, 12/15/36	500	605,973
New Jersey Turnpike Authority, RB
Series A, 5.00%, 07/01/22(c)	7,015	7,238,021
Series A1, 5.00%, 01/01/35	1,060	1,267,213
Series E, 5.00%, 01/01/45	720	806,783
New Jersey Turnpike Authority, Refunding RB
Series A, 5.00%, 01/01/22(c)	1,000	1,007,940
Series B, 5.00%, 01/01/34	1,150	1,396,778
Series G, 4.00%, 01/01/43	1,445	1,619,283
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 172nd Series, AMT, 5.00%, 10/01/34	2,500	2,546,595
South Jersey Transportation Authority, RB, Series A, 5.00%, 11/01/45	575	698,410

		113,028,946

Utilities — 4.4%
New Jersey Infrastructure Bank, RB
2.00%, 09/01/42	1,055	1,019,266
2.00%, 09/01/43	725	699,656
2.25%, 09/01/50	1,785	1,745,578
Passaic Valley Sewerage Commission, Refunding RB
Series J, (AGM), 3.00%, 12/01/40	920	980,216
Series J, (AGM), 3.00%, 12/01/41	940	1,000,954
Series J, (AGM), 3.00%, 12/01/42	965	1,025,659
Series J, (AGM), 3.00%, 12/01/43	985	1,044,736
Series J, (AGM), 3.00%, 12/01/44	1,005	1,063,745
Series J, (AGM), 3.00%, 12/01/45	1,030	1,088,821
Rahway Valley Sewerage Authority, RB, CAB(g)
Series A, (NPFGC), 0.00%, 09/01/31	6,000	4,927,776
Series A, (NPFGC), 0.00%, 09/01/33	2,650	2,049,052

		16,645,459

Total Municipal Bonds in New Jersey		428,062,763

New York — 8.3%

Transportation — 8.3%
Port Authority of New York & New Jersey, ARB
Consolidated, 93rd Series, 6.13%, 06/01/94	5,000	5,694,310

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, ARB (continued)
Consolidated, 218th Series, AMT, 4.00%, 11/01/34	$3,285	$3,834,735
Consolidated, 218th Series, AMT, 4.00%, 11/01/47	4,970	5,586,285
Consolidated, 221st Series, AMT, 4.00%, 07/15/45	2,165	2,465,355
Port Authority of New York & New Jersey, Refunding ARB
Consolidated, 206th Series, AMT, 5.00%, 11/15/42	1,365	1,626,266
Consolidated, 206th Series, AMT, 5.00%, 11/15/47	1,525	1,807,648
Series 223, AMT, 4.00%, 07/15/51	2,395	2,735,605
Port Authority of New York & New Jersey, Refunding RB
Consolidated, 200th Series, 5.00%, 09/01/36	2,495	3,136,704
Consolidated, 212th Series, 4.00%, 09/01/37	4,000	4,674,456

Total Municipal Bonds in New York		31,561,364

Pennsylvania — 1.3%

Transportation — 1.3%
Delaware River Port Authority, RB, 5.00%, 01/01/40	4,000	4,371,544
Delaware River Port Authority, Refunding RB, 5.00%, 01/01/27	625	658,299

Total Municipal Bonds in Pennsylvania		5,029,843

Puerto Rico — 6.1%

State — 4.7%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	2,225	2,474,858
Series A-1, Restructured, 5.00%, 07/01/58	9,254	10,447,396
Series A-2, Restructured, 4.33%, 07/01/40	1,131	1,240,255
Series A-2, Restructured, 4.78%, 07/01/58	2,028	2,259,618
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(g)	4,385	1,428,203

		17,850,330

Tobacco — 0.4%
Children’s Trust Fund, Refunding RB
5.50%, 05/15/39	760	778,665
5.63%, 05/15/43	790	799,097

		1,577,762

Utilities — 1.0%
Puerto Rico Commonwealth Aqueduct & Sewer Authority, RB
Series A, Senior Lien, 5.00%, 07/01/33	2,995	3,090,217
Series A, Senior Lien, 5.13%, 07/01/37	855	882,876

		3,973,093

Total Municipal Bonds in Puerto Rico		23,401,185

Total Municipal Bonds — 128.3%
(Cost: $452,535,206)		490,333,092

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

New Jersey — 26.5%

County/City/Special District/School District — 7.9%
Hudson County Improvement Authority, RB, 5.25%, 05/01/51	2,560	2,993,379

3

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)

Union County Utilities Authority, Refunding RB
Series A, 5.00%, 06/15/41	$6,982	$7,005,267
Series A, AMT, 5.25%, 12/01/31	20,310	20,387,797

		30,386,443

Education — 7.9%

New Jersey Economic Development Authority, Refunding RB(i)
AMT, 3.00%, 08/01/41	7,879	7,931,914
AMT, 3.00%, 08/01/43	11,331	11,407,696
Rutgers The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(c)	10,000	10,707,935

		30,047,545

Health — 3.1%

New Jersey Health Care Facilities Financing Authority, RB
4.00%, 07/01/47	5,555	6,064,851
4.00%, 07/01/51	4,996	5,749,691

		11,814,542
State — 4.0%

Garden State Preservation Trust, RB, Series A, 5.75%, 11/01/28	5,460	6,628,235
New Jersey Economic Development Authority, Refunding RB, Series NN, 5.00%, 03/01/29(i)	8,017	8,492,619

		15,120,854

Transportation — 3.6%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 07/01/22(c)(i)	13,520	13,949,831

Total Municipal Bonds in New Jersey		101,319,215

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.5%
(Cost: $98,448,147)		101,319,215

Total Long-Term Investments — 154.8%
(Cost: $550,983,353)		591,652,307

Short-Term Securities

Commercial Paper — 0.5%
Port Authority of New York & New Jersey, Refunding ARB, 0.13%, 03/03/22	2,000	1,999,933

		1,999,933

Security	Shares	Value

Money Market Funds — 4.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(j)(k)	17,861,341	$17,863,127

Total Short-Term Securities — 5.2% (Cost: $ 19,863,160)		19,863,060

Total Investments — 160.0% (Cost: $ 570,846,513)		611,515,367

Other Assets Less Liabilities — 1.6%		6,327,787

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.6)%		(55,865,266)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (47.0)%		(179,722,060)

Net Assets Applicable to Common Shares — 100.0%		$382,255,828

(a)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	Zero-coupon bond.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between January 1, 2022 to February 1, 2037, is $25,936,359.

(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$21,084,389	$—	$(3,220,910	)(a)	$(319)	$(33)	$17,863,127	17,861,341	$121	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	48	12/21/21	$6,272	$109,303
U.S. Long Bond	22	12/21/21	3,538	34,548
5-Year U.S. Treasury Note	38	12/31/21	4,624	62,061

				$205,912

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$490,333,092	$—	$490,333,092
Municipal Bonds Transferred to Tender Option Bond Trusts	—	101,319,215	—	101,319,215

5

Schedule of Investments (unaudited) (continued) October 31, 2021	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Commercial Paper	$—	$1,999,933	$—	$1,999,933
Money Market Funds	17,863,127	—	—	17,863,127

	$17,863,127	$593,652,240	$—	$611,515,367

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$205,912	$—	$—	$205,912

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(55,854,560)	$—	$(55,854,560)
VRDP Shares at Liquidation Value	—	(180,000,000)	—	(180,000,000)

	$—	$(235,854,560)	$—	$(235,854,560)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
GTD	GTD Guaranteed
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
SCH BD RES FD	School Board Resolution Fund

S C H E D U L E O F I N V E S T M E N T S	6